EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amount of employee benefits expensed	$ 828	$ 126	$ 268